BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Disclosure of financial liabilities

	Current	Non-current
June 30, 2021	2022	2023	2024	2025	2026	Subsequent years	Non-current	Total
Other borrowings	1,139	—	—	—	—	—	—	1,139
Of which:
to related parties (Note 11)	1,139	—	—	—	—	—	—	1,139
Total	1,139	—	—	—	—	—	—	1,139

	Current	Non-current
December 31, 2020	2021	2022	2023	2024	2025	Subsequent years	Non-current	Total
Loans	—	6,000	426	11,515	3,500	—	21,441	21,441
Other borrowings	17,777	—	—	—	—	—	—	17,777
Of which:
to related parties (Note 11)	17,777	6,000	426	11,515	3,500	—	21,441	39,218
Total	17,777	6,000	426	11,515	3,500	—	21,441	39,218

Disclosure of loans by entities

06/30/2021	Balance at 12/31/2020	Drawdown of related party debt	Related party non- cash receivable	Related party non- cash settlement	Foreign exchange movement	Changes in fair value	Balance at 06/30/2021
Loans	21,441	—	—	(21,441)	—	—	—
Other borrowings	17,777	450	—	(17,088)	—	—	1,139
Total	39,218	450	—	(38,529)	—	—	1,139

12/31/2020	Balance at 12/31/2019	Drawdown of related party debt	Related party non- cash receivable	Related party non- cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2020
Loans	21,441	—	—	—	—	—	21,441
Other borrowings	30,236	245	—	(12,704)	—	—	17,777
Total	51,677	245	—	(12,704)	—	—	39,218

Codere Online Business [Member]
Reserve Quantities [Line Items]
Disclosure of financial liabilities

		Non-current
December 31, 2020	Current 2021	2022	2023	2024	2025	Subsequent years	Non-current	Total
Loans	—	6,000	426	11,515	3,500	—	21,441	21,441
Other borrowings	17,777	—	—	—	—	—	—	17,777
Of which:
to related parties (Note 15)	17,777	6,000	426	11,515	3,500	—	21,441	39,218
Total	17,777	6,000	426	11,515	3,500	—	21,441	39,218

		Non-current
December 31, 2019	Current 2020	2021	2022	2023	2024	Subsequent years	Non-current	Total
Loans	—	—	6,000	426	11,515	—	21,441	21,441
Other borrowings	30,236	—	—	—	—	—	—	30,236
Of which:
to related parties (Note 15)	29,971	—	6,000	426	11,515	—	21,441	51,412
Total	30,236	—	6,000	426	11,515	—	21,441	51,677

		Non-current
January 1, 2019	Current 2019	2020	2021	2022	2023	Subsequent years	Non-current	Total
Loans	—	—	—	6,000	426	7,115	13,541	13,541
Other borrowings	26,050	—	—	—	—	—	—	26,050
Of which:
to related parties (Note 15)	26,048	—	—	6,000	426	7,115	13,541	39,589
Total	26,050	—	—	6,000	426	7,115	13,541	39,591

Disclosure of loans by entities

	Balance at 12/31/2019	Drawdown of related party debt	Related party non-cash receivable	Related party settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2020
Loans	21,441	—	—	—	—	—	21,441
Other borrowings	30,236	245	—	(12,704)	—	—	17,777
Total	51,677	245	—	(12,704)	—	—	39,218

2019

	Balance at 01/01/2019	Drawdown of related party debt	Related party non-cash receivable	Related party settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2019
Loans	13,541	—	7,900	—	—	—	21,441
Other borrowings	26,050	7,163	—	(2,977)	—	—	30,236
Total	39,591	7,163	7,900	(2,977)	—	—	51,677

Disclosure of Financial liabilities associated with financing activities

Lender	Debtor	Loan date	Expire date	Principal amount (in thousand euros)	Interest rate
Codere España, S.A	Codere Online S.A.U.	12/30/2011	12/30/2023	75.50	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2014	12/30/2023	50.00	6%
Codere España, S.A	Codere Online S.A.U.	03/01/2015	03/01/2024	15.00	6%
Codere España, S.A	Codere Online S.A.U.	06/01/2015	05/31/2024	3,000.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2015	12/30/2024	600.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2016	12/30/2021	3,500.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2017	12/30/2022	6,000.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2018	12/30/2023	300.00	6%
Codere España, S.A	Codere Online S.A.U.	01/23/2019	01/16/2024	2,650.00	6%
Codere Newco, S.A.U	SEJO	03/01/2019	03/01/2024	250.00	6%
Codere España, S.A	Codere Online S.A.U.	12/31/2019	12/31/2024	5,000.00	6%
Total				21,441